As filed with the Securities and Exchange Commission on August 20, 2007

                         Registration No. 333-145574

                              UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, D.C. 20549

                               FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                    [ ] Pre-Effective Amendment No. ___

                   [ ] Post-Effective Amendment No. ___

                   (Check appropriate box or boxes)

                       First Pacific Mutual Fund, Inc.
	       (Exact Name of Registrant as Specified in Charter)

                       2756 Woodlawn Drive, #6-201
                          Honolulu, Hawaii 96822
	           (Address of Principal Executive Offices)

	                       (808) 988-8088
             (Registrant's Telephone Number, including Area Code)
	                   ____________________________

Name and Address of Agent for Service:		    with a copy to:

Terrence K. H. Lee                                  Audrey C. Talley, Esq.
First Pacific Mutual Fund, Inc.                     Drinker Biddle & Reath LLP
2756 Woodlawn Drive, #6-201                         One Logan Square
Honolulu, Hawaii 96822                              18th and Cherry Streets
                                                    Philadelphia, PA 19103-6996

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Shares of Common Stock

It is proposed that this filing will become effective on September 19, 2007 pursuant to Rule 488.

An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.


This facing sheet relates to the Registration Statement on Form N-14 of First Pacific Mutual Fund, Inc. that was filed on August 20, 2007(Accession No. 0000837351-07-000033(the "N-14 Filing"). The facing sheet was inadvertently excluded from the N-14 Filing. All parts included in the N-14 Filing are incorporated herein by reference.